Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Compensation of Key Management Personnel

Compensation of key management personnel

The Company considers directors and officers of the Company as key management personnel.

	Year ended December 31
	2022	2021	2020
Salaries and short-term benefits	4,505	2,348	1,944
Share-based compensation	5,871	8,275	7,629
	10,376	10,623	9,573